Principal Funds, Inc.
Supplement dated September 16, 2019
to the Statement of Additional Information dated March 1, 2019
(as previously supplemented)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.
Effective on or about December 31, 2019, delete all references to Income Fund, and replace with Core Fixed Income Fund.

DESCRIPTION OF THE FUNDS’ INVESTMENTS AND RISKS
Effective on or about December 31, 2019, under Non-Fundamental Policy-Rule 35d-1 under the 1940 Act - Investment Company Names, delete the third paragraph and replace with the following:
The California Municipal, Diversified International, Global Diversified Income, Inflation Protection, International I, Principal Capital Appreciation, Short-Term Income and Tax-Exempt Bond Funds, Principal LifeTime Funds, Principal LifeTime Hybrid Funds, and Strategic Asset Management (SAM) Portfolios have not adopted this non-fundamental policy.

LEADERSHIP STRUCTURE AND BOARD OF DIRECTORS
Delete all references to Michael J. Beer.
Delete the following sentence in the first paragraph:
The Board is currently composed of twelve members, nine of whom are Independent Directors.
Under Management Information, in the independent directors’ table, add “Member Executive Committee” to the “Position(s) Held with Fund and Length of Time Served as Director” column for Craig Damos.
Add the following row in alphabetical order to the Officers of the Fund table:

Kamal Bhatia 711 High Street Des Moines, IA 50392 1972	President and Chief Executive Officer (since 2019)	President - Principal Funds, PLIC (since 2019) Principal Executive Officer, OFI Carlyle Private Credit JV (Oppenheimer Funds) (2011-2019)

INVESTMENT ADVISORY AND OTHER SERVICES
Effective January 1, 2020, make the following changes to the Management Agreement, Contractual Limits on Total Fund Operating Expenses, and Contractual Management Fee Waivers:
Delete the management agreement fee schedules for Equity Income, MidCap Growth III, Overseas and SmallCap Growth I Funds, and replace with the following:

	First $250 million	Next $250 million	Next $6.5 billion	Over $7 billion
Equity Income	0.60%	0.55%	0.50%	0.49%

Fund	First $500 million	Next $500 million	Next $500 million	Over $1.5 billion
MidCap Growth III	0.90%	0.86%	0.84%	0.82%

Fund	First $500 million	Next $500 million	Next $500 million	Next $500 million	Next $1 billion	Over $3 billion
Overseas	0.97%	0.95%	0.93%	0.92%	0.91%	0.90%
SmallCap Growth I	0.88%	0.86%	0.84%	0.83%	0.82%	0.81%
Delete the Contractual Management Fee Waivers rows for MidCap Growth III, Overseas, and SmallCap Growth I Funds, and replace with the following:

Fund	Waiver	Expiration
MidCap Growth III	0.020%	2/28/2021
Overseas	0.035%	2/28/2021
SmallCap Growth I	0.020%	2/28/2021
Delete the Contractual Limits on Total Fund Operating Expenses rows for Core Plus Bond and Principal LifeTime 2065 Funds, and replace with the following:

Fund	A	C	J	Inst.	Expiration
Core Plus Bond	0.88%	N/A	N/A	N/A	2/29/2020
Core Plus Bond	N/A	N/A	N/A	0.56%	2/28/2021
Principal LifeTime 2065	N/A	N/A	N/A	0.08%	2/28/2021

PORTFOLIO MANAGER DISCLOSURE
Effective December 31, 2019, delete references to Charles D. Averill.

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